Note 16 - Segment Information (Detail) (Banking [Member])	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Banking [Member]
Percentage of Revenue	91.80%	92.90%	91.20%